Organization and principal activities (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total Current Assets	¥ 556,377	¥ 663,089
Total Non-current Assets	42,185	45,159
Total Assets	598,562	708,248
Total Current Liabilities	280,259	261,944
VIEs [Member]
Statement [Line Items]
Total Current Assets	556,377	663,089
Total Non-current Assets	42,185	45,159
Total Assets	598,562	708,248
Total Current Liabilities	280,259	261,944
Total Liabilities	¥ 280,259	¥ 261,944